Schedule of Investments
December 31, 2025 (unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 75.58%

Agricultural Inputs - 0.11%
The Mosaic Co.	1,200	28,908

Banks - Diversified - 1.37%
Bank of America Corp.	6,000	330,000

Consumer Electronics - 6.43%
Apple, Inc.	5,700	1,549,602

Drug Manufacturers - General - 2.28%
AbbVie, Inc.	2,400	548,376

Drug Manufacturers - Specialty & Generic - 8.62%
Bausch Health Cos., Inc. (2)	2,000	13,900
Teva Pharmaceutical Industries Ltd. ADR (2)	66,102	2,063,043

		2,076,943

Electrical Equipment & Parts - 0.59%
Plug Power, Inc. (2)	72,500	142,825

Insurance - Life - 1.09%
Brighthouse Financial, Inc. (2)	1,000	64,790
MetLife, Inc.	2,500	197,350

		262,140

Integrated Circuit Design - 22.81%
Himax Technologies, Inc. ADR (2)	671,261	5,497,628

Internet Content & Information- 3.43%
Alphabet, Inc. Class C	2,000	627,600
Meta Platforms, Inc. Class A	300	198,027

		825,627
Internet Retail - 1.22%
Alibaba Group Holding Ltd. ADR (2)	2,000	293,160

Semiconductors - 26.70%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	161,000
Silicon Motion Technology Corp. ADR	11,500	1,066,050
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	5,166,130
United Microelectronics Corp. ADR (2)	5,500	43,230

		6,436,410

Specialty Retail - 75.58%
PDD Holdings, Inc. (2)	2,000	226,780

Total Common Stock	(Cost $ 10,944,806)	18,218,399

Exchange-Traded Funds (3) - 13.03%

Direxion Daily 20+ Year Treasury Bull 3X Shares	10,000	373,200
Direxion Daily Aerospace & Defense Bull 3X Shares	5,500	351,340
Direxion Daily Dow Jones Internet Bull 3X Shares	22,000	601,920
Direxion Daily Industrials Bull 3X Shares	3,000	202,560
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	4,000	49,200
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	3,000	152,280
Direxion Daily Real Estate Bull 3X Shares	5,000	42,600
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	4,000	102,320
Direxion Daily Semiconductor Bull 3X Shares	10,100	424,503
Direxion Financial Bull 3X Shares	2,000	336,660
Direxion Small Cap Bull 3X Shares	1,500	68,310
iShares 20+ Year Treasury Bond ETF	5,000	435,800

Total Exchange-Traded Funds	(Cost $ 2,018,342)	3,140,693

Money Market Registered Investment Companies (4) - 12.55%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.41%	2,000,000	2,000,000
Morgan Stanley Institutional Liquidity Fund Government Portfolio - 3.43%	1,024,025	1,024,025

Total Money Market Registered Investment Companies	(Cost $ 3,024,025)	3,024,025

Total Investments - 101.16%	(Cost $ 16,037,173)	24,383,117

Liabilities in Excess of Other Assets - (1.16%)		(279,203)

Total Net Assets - 100.00%		24,103,914

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$24,383,117	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,383,117	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2025.